Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current deferred income tax asset:
Tax net operating loss carry forward	$ 26,751,533	$ 23,305,265
Tax-deferred stock option expense	1,164,784	1,047,309
Research and development expense	0	0
Total current deferred income tax asset	27,916,317	24,352,574
Valuation Allowance	(27,916,317)	(24,352,574)
Net deferred income tax asset	$ 0	$ 0